Gains or losses on financial assets and liabilities - Financial liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial liabilities at fair value	€ 138,134	€ 138,401	€ 167,240
Liabilities designated at fair value through profit or loss at initial recognition recognised in other comprehensive income	26	32
Deposits
Financial instruments
Financial liabilities at fair value	57,111	65,304	84,724
Deposits - Central banks
Financial instruments
Financial liabilities at fair value	12,854	14,816	9,142
Deposits - Credit institutions
Financial instruments
Financial liabilities at fair value	9,340	10,891	18,458
Deposits - Customers
Financial instruments
Financial liabilities at fair value	34,917	39,597	57,124
Marketable debt securities
Financial instruments
Financial liabilities at fair value	3,758	2,305	3,056
Short positions
Financial instruments
Financial liabilities at fair value	14,123	15,002	20,979
Derivatives
Financial instruments
Financial liabilities at fair value	63,016	55,341	57,892
Other financial liabilities
Financial instruments
Financial liabilities at fair value	€ 126	€ 449	€ 589